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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Edward M. Giles                      New York, NY   4/29/2011
-------------------------------------   -------------   ---------
[Signature]                             [City, State]     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         43
Form 13F Information Table Value Total:     273669
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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GME CAPITAL LLC
FORM 13F
31-Mar-11

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

                                                                                                            Voting Authority
                                                                  Value  Shares/ Sh/ Put/ Invstmt   Other  ------------------
Name of Issuer                   Title of class      CUSIP      (x$1000) Prn Amt Prn Call Dscretn Managers  Sole  Shared None
-------------------------------- -------------- --------------- -------- ------- --- ---- ------- -------- ------ ------ ----
3D SYSTEMS CORP                  COM NEW              88554D205   17209   354460  SH      Defined          354460
ACCELR8 TECHNOLOGY CORP          COM NEW              004304200     237    68400  SH      Defined           68400
ALLERGAN INC                     COM                  018490102    3068    43200  SH      Defined           43200
AMERICAN VANGUARD CORP           COM                  030371108    2133   245781  SH      Defined          245781
ANALOG DEVICES INC               COM                  032654105   14965   380023  SH      Defined          380023
APPLE INC                        COM                  037833100    5645    16200  SH      Defined           16200
BRIGHAM EXPLORATION CO           COM                  109178103     372    10000  SH      Defined           10000
CELGENE CORP                     COM                  151020104   48833   848827  SH      Defined          848827
CENTRAL FUND OF CANADA LTD       CL A                 153501101    8586   383800  SH      Defined          383800
CONTINENTAL RESOURCES INC        COM                  212015101   18268   255600  SH      Defined          255600
CREE, INC                        COM                  225447101    3693    80000  SH      Defined           80000
ELAN CORP PLC  ADR               ADR                  284131208   10968  1594225  SH      Defined           2E+06
ENERGY FOCUS INC                 COM                  29268T102     286   240532  SH      Defined          240532
EQT CORPORATION                  COM                  26884L109    8333   167000  SH      Defined          167000
GOLDCORP INC                     COM                  380956409   12385   248700  SH      Defined          248700
GTX INC                          COM                  40052B108      51    20000  SH      Defined           20000
HCP, INC                         COM                  40414L109     243     6400  SH      Defined            6400
HERTZ GLOBAL HOLDINGS INC        COM                  42805T105    4673   299000  SH      Defined          299000
INTERNATIONAL BUSINESS MACHINE   COM                  459200101   12671    77700  SH      Defined           77700
KOPIN CORP.                      COM                  500600101      81    17568  SH      Defined           17568
LIVEPERSON INC                   COM                  538146101     253    20000  SH      Defined           20000
LML PAYMENT SYSTEMS INC          COM                  50208P109      86    30000  SH      Defined           30000
METABOLIX INC                    COM                  591018809    5154   490434  SH      Defined          490434
MOSAIC CO                        COM                  61945A107    4725    60000  SH      Defined           60000
NEWMONT MINING CORPORATION       COM                  651639106    3398    62250  SH      Defined           62250
ORITANI FINANCIAL CORP           COM                  68633D103     135    10650  SH      Defined           10650
PFIZER INC.                      COM                  717081103    5451   268400  SH      Defined          268400
POTLATCH CORP                    COM                  737630103    3530    87800  SH      Defined           87800
PROCERA NETWORKS INC             COM NEW              74269U203     203    20000  SH      Defined           20000
QUIDEL CORP                      COM                  74838J101    5958   498200  SH      Defined          498200
RENTRAK CORP                     COM                  760174102    4095   152115  SH      Defined          152115
SILVER WHEATON CORP              COM                  828336107    1648    38000  SH      Defined           38000
SOUTHWESTERN ENERGY CO           COM                  845467109   21844   508350  SH      Defined          508350
STERICYCLE INC                   COM                  858912108   12167   137216  SH      Defined          137216
THERMO FISHER SCIENTIFIC INC     COM                  883556102    5449    98100  SH      Defined           98100
UNIVERSAL HEALTH RLTY INCOME T   SH BEN INT           91359E105    1300    32083  SH      Defined           32083
VERTEX PHARMACEUTICALS INC       COM                  92532F100    2430    50700  SH      Defined           50700
VIRNETX HOLDING CORP             COM                  92823T108    7193   361300  SH      Defined          361300
XEROX CORP.                      COM                  984121103    7881   740000  SH      Defined          740000
ZIX CORPORATION                  COM                  98974P100    4192  1139197  SH      Defined           1E+06
CURRENCYSHARES AUSTRALIAN DOLLAR AUSTRALIAN DOL       23129U101     519     5000  SH      Defined            5000
CURRENCYSHARES CANADIAN DOLLAR   CDN DOLLAR SHS       23129X105     513     5000  SH      Defined            5000
METABOLIX INC (RESTRICTED)       COM                  591018809    2845   270686  SH      Defined          270686
REPORT SUMMARY                                  43 DATA RECORDS  273669            0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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